The Group's maximum exposure to unconsolidated structured entities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Carrying amount	¥ 925,204	¥ 690,627
Asset management products | Group
Disclosure of unconsolidated structured entities [line items]
Size		594,058
Wealth management products | Related parties
Disclosure of unconsolidated structured entities [line items]
Carrying amount	532,147	690,627
The Group's maximum exposure	¥ 532,147	¥ 690,627